Financial assets at fair value through other comprehensive income - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial assets at FVOCI
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Additions	€ 18,806	€ 13,186
Impairments		5
Exchange rate differences	10	651
Changes in unrealised revaluations	(3,295)	(1,296)
Financial assets at FVOCI | Debt securities
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Changes in unrealised revaluations	(3,230)
Financial assets at FVOCI | Equity securities
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Additions	17	518
Impairments
Exchange rate differences	(39)	191
Changes in unrealised revaluations	€ (65)	€ (88)
Investment in Bank of Beijing
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Ownership interest held in equity based investments	13.00%	13.00%
Investment in Bank of Beijing | Financial assets at FVOCI
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Exchange rate differences	€ (39)
Negative revaluation		€ (49)
New Investments In Strategic Equity Instruments | Financial assets at FVOCI | Equity securities
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Additions		€ 499
HQLA Eligible Equity Instruments | Financial assets at FVOCI | Equity securities
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Impairments	€ 492